Note 11 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Customer Lists and Relationships [Member]
Finite life intangible assets, acquired	$ 38,061
Estimated weighted average amortization period (Year)	9 years 10 months 24 days
Trademarks and Trade Names [Member]
Finite life intangible assets, acquired	$ 481
Estimated weighted average amortization period (Year)	2 years
Brokerage Backlog [Member]
Finite life intangible assets, acquired	$ 6,670
Estimated weighted average amortization period (Year)	8 months 12 days
Other Intangible Assets [Member]
Finite life intangible assets, acquired	$ 627
Estimated weighted average amortization period (Year)	4 years 4 months 24 days